Risk Management_Cash flow from principal and interest payments of nonderivative financial liabilities by estimated redemption or withdrawal (Details) - KRW (₩)	Jun. 30, 2018	Dec. 31, 2017
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Financial liabilities at FVTPL	₩ 176,097,000,000	₩ 327,030,000,000
Deposits due to customers	240,114,053,000,000	237,873,391,000,000
Borrowings	16,184,965,000,000	15,080,533,000,000
Debentures	28,724,866,000,000	29,811,344,000,000
Other financial liabilities	16,896,806,000,000	10,144,982,000,000
Total	302,096,787,000,000	293,237,280,000,000
Within 3 months
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Financial liabilities at FVTPL	176,097,000,000	168,442,000,000
Deposits due to customers	154,934,637,000,000	159,146,602,000,000
Borrowings	6,407,137,000,000	6,115,732,000,000
Debentures	979,221,000,000	1,955,255,000,000
Other financial liabilities	14,098,508,000,000	7,121,342,000,000
Total	176,595,600,000,000	174,507,373,000,000
4 to 6 months
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Financial liabilities at FVTPL	0	155,984,000,000
Deposits due to customers	40,340,567,000,000	31,298,562,000,000
Borrowings	2,639,064,000,000	1,893,173,000,000
Debentures	1,801,149,000,000	2,452,565,000,000
Other financial liabilities	216,627,000,000	162,871,000,000
Total	44,997,407,000,000	35,963,155,000,000
7 to 9 months
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Financial liabilities at FVTPL	0	1,717,000,000
Deposits due to customers	20,220,152,000,000	16,667,130,000,000
Borrowings	1,876,893,000,000	1,489,272,000,000
Debentures	2,183,459,000,000	1,018,714,000,000
Other financial liabilities	3,644,000,000	825,000,000
Total	24,284,148,000,000	19,177,658,000,000
10 to 12 months
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Financial liabilities at FVTPL	0	512,000,000
Deposits due to customers	18,154,029,000,000	21,995,294,000,000
Borrowings	1,478,115,000,000	1,178,107,000,000
Debentures	2,407,879,000,000	1,744,731,000,000
Other financial liabilities	908,000,000	1,003,000,000
Total	22,040,931,000,000	24,919,647,000,000
1 to 5 years
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Financial liabilities at FVTPL	0	375,000,000
Deposits due to customers	6,115,894,000,000	6,487,047,000,000
Borrowings	3,242,839,000,000	3,924,681,000,000
Debentures	18,626,696,000,000	19,770,380,000,000
Other financial liabilities	621,127,000,000	128,940,000,000
Total	28,606,556,000,000	30,311,423,000,000
Over 5 years
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Financial liabilities at FVTPL	0	0
Deposits due to customers	348,774,000,000	2,278,756,000,000
Borrowings	540,917,000,000	479,568,000,000
Debentures	2,726,462,000,000	2,869,699,000,000
Other financial liabilities	1,955,992,000,000	2,730,001,000,000
Total	₩ 5,572,145,000,000	₩ 8,358,024,000,000